Pensions and Other Postretirement Benefits (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Defined Benefit Pension Plans [Member]
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service credit (cost) arising during the year	$ 2.1	$ (5.3)	$ (0.3)
Net actuarial gain (loss) arising during the year	1.5	(43.3)	(23.7)
Amortization of prior service cost (credit)	1.1	0.7	1.0
Amortization of net actuarial loss (gain)	13.8	10.9	10.0
Curtailment loss (gain)	28.8	(6.5)	0.0
Settlement (gain) loss	(0.7)	0.0	3.5
Foreign currency translation	2.5	0.8	2.7
Net change for year	49.1	(42.7)	(6.8)
Other Postretirement Benefits [Member]
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service credit (cost) arising during the year	3.0	0.0	0.0
Net actuarial gain (loss) arising during the year	2.3	0.0	1.6
Amortization of prior service cost (credit)	(1.5)	(1.1)	(1.1)
Amortization of net actuarial loss (gain)	(0.2)	(0.3)	(0.1)
Curtailment loss (gain)	0.1	(0.3)	0.0
Settlement (gain) loss	0.0	0.0	0.0
Foreign currency translation	0.0	0.0	0.0
Net change for year	$ 3.7	$ (1.7)	$ 0.4